Investment Objectives and Goals - Capital Group Core Balanced ETF	Feb. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Capital Group Core Balanced ETF
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide a balanced approach to total return (including income and capital gains) that is consistent with the preservation of capital over the long-term.